Financial risk management - Sensitivity analysis for interest rates (Details) $ in Thousands	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2016 MXN ($) $ / shares	Dec. 31, 2015 MXN ($) $ / shares
Financial risk management
Accrued interest	$ 144,387	$ 207,303	$ 229,388
U.S. Dollar
Financial risk management
Exchange rate | $ / shares	19.7354	20.664	17.3398
Three-month LIBOR
Financial risk management
Hypothetical unfavorable change in interest rate (as a percent)	10.00%	10.00%	10.00%
Hypothetical increase in financing expense through unfavorable change in debt variable interest rates	$ 244	$ 166	$ 74